ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The purchase price equation was based on assessed fair values as follows:

($ millions)	October 2, 2017
Purchase Price Consideration
Common shares	4,356
Cash	1,522
Preferred shares	522
6,400

Current assets	303
Investments in jointly controlled businesses	6,115
Property, plant and equipment	612
Intangible assets & other long term assets	175
Goodwill	1,781
Current liabilities	(192)
Long term debt	(993)
Deferred tax liabilities	(1,210)
Decommissioning provision	(10)
Other long term liabilities	(121)
Non-controlling interest	(60)
6,400